Finance income and Finance charge	12 Months Ended
Dec. 31, 2018
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Finance income and Finance charge

7. Finance income and Finance charge

Finance income

	Year ended December 31
	2016	2017	2018
	(in £)
Bank interest earned	374,906	826,855	306,831

Finance charge

	Year ended December 31,
	2016	2017	2018
	(in £)
Interest payable on convertible loan	(179,765)	(103,115)	(185,352)
Interest payable on bank loan	—	(327,123)	(1,644,610)
Accreted interest on bank loan	—	(66,935)	(781,998)
Transaction costs on bank loan	—	(200,000)	—
Loss on short-term deposits	—	(338,279)	(21,903)
Increase in provision for deferred cash consideration	—	—	(443,000)
Change in warrant fair value	—	(54,473)	716,214

Total finance charge	(179,765)	(1,089,925)	(2,360,648)